Fair Value Measurements - Schedule of Assumptions Used to Estimate the Fair Value (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	0.00%	3.70%	3.70%	3.30%
Weighted-average expected term (in years)	0 years	5 years 11 months 4 days	5 years 10 months 13 days	5 years 4 months 6 days
Weighted-average expected volatility	0.00%	62.30%	62.29%	54.60%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Loss Restoration Agreement Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	4.70%		0.00%
Weighted-average expected term (in years)	1 year 3 months		0 years
Weighted-average expected volatility	116.70%		0.00%
Expected dividend yield	15.00%		0.00%
November 2023 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	4.30%		3.80%
Weighted-average expected term (in years)	4 years 8 months 1 day		5 years 4 months 6 days
Weighted-average expected volatility	81.20%		68.20%
Expected dividend yield	0.00%		0.00%
December 2023 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate			3.80%
Weighted-average expected term (in years)	0 years		5 years 5 months 4 days
Weighted-average expected volatility			67.90%
Expected dividend yield	0.00%		0.00%
February 2024 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	4.40%
Weighted-average expected term (in years)	9 years 5 months 23 days		0 years
Weighted-average expected volatility	93.30%
Expected dividend yield	0.00%		0.00%
Woodway Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	4.30%		0.00%
Weighted-average expected term (in years)	9 years 6 months 10 days		0 years
Weighted-average expected volatility	66.60%		0.00%
Expected dividend yield	0.00%		0.00%
Registered Direct Placement Agent Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	4.30%		0.00%
Weighted-average expected term (in years)	4 years 8 months 12 days		0 years
Weighted-average expected volatility	81.50%		0.00%
Expected dividend yield	0.00%		0.00%
Registered Offering Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	4.30%
Weighted-average expected term (in years)	5 years 2 months 19 days		0 years
Weighted-average expected volatility	77.80%		0.00%
Expected dividend yield	0.00%		0.00%
Best Efforts A-1 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	3.60%
Weighted-average expected term (in years)	4 years 9 months 25 days		0 years
Weighted-average expected volatility	80.00%
Expected dividend yield	0.00%		0.00%
Best Efforts A-2 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	3.80%		0.00%
Weighted-average expected term (in years)	1 year 3 months 10 days		0 years
Weighted-average expected volatility	116.70%		0.00%
Expected dividend yield	0.00%		0.00%
Common Stock Warrants Best Efforts Placement Agent [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Weighted-average risk-free interest rate	3.60%
Weighted-average expected term (in years)	4 years 9 months 25 days		0 years
Weighted-average expected volatility	80.00%
Expected dividend yield	0.00%		0.00%